UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Total revenues	$ 356,682	$ 323,281
Total cost of revenues	283,969	273,280
Research and development expenses, related parties amount	52,600	68,329
Selling, general and administrative expenses	40,042	47,618
Interest income	2,509	1,554
Interest expense (including related parties amounts of US$965 and US$1,882 for the periods ended June 30, 2025 and 2026, respectively)	17,982	10,239
Related Party
Total revenues	317,452	281,159
Research and development expenses, related parties amount	3,332	1,765
Selling, general and administrative expenses	696	692
Interest income	1,560	805
Interest expense (including related parties amounts of US$965 and US$1,882 for the periods ended June 30, 2025 and 2026, respectively)	1,882	965
Sales of goods revenues
Total revenues	310,150	251,942
Total cost of revenues	264,482	226,865
Sales of goods revenues | Related Party
Total revenues	276,841	211,818
Total cost of revenues	59,160	52,246
Software license revenues
Total revenues	2,290	26,787
Total cost of revenues	1,362	16,529
Software license revenues | Related Party
Total revenues	1,929	24,999
Total cost of revenues	7	16,592
Service
Total revenues	44,242	44,552
Total cost of revenues	18,125	29,886
Service | Related Party
Total revenues	38,682	44,342
Total cost of revenues	$ 5,993	$ 767